SEVERANCE PAY	12 Months Ended
Dec. 31, 2013
SEVERANCE PAY [Abstract]
SEVERANCE PAY
NOTE 3 - SEVERANCE PAY:

a.
Israeli labor laws and agreements require payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company's severance pay liability to its employees, mainly based upon length of service and the latest monthly salary (one month's salary for each year worked), is reflected by a balance sheet accrual under "accrued severance pay and other". The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis.

The liability is partly funded by purchase of insurance policies or pension funds and by deposit of funds in dedicated deposits. The amounts funded are included in the balance sheet under "-Severance pay fund". The policies are the Company's assets and under labor agreements, subject to certain limitations, they may be transferred to the ownership of the beneficiary employees. The amounts funded as of December 31, 2012 and 2013 are approximately $1,603,000and $1,526,000, respectively.

For the Company's current employment agreements, the Company makes regular deposits with insurance companies in order to secure employees' rights upon retirement. Thus, in accordance with these agreements, the Company is fully relieved from any severance pay liability. The liability accrued in respect of these employees and the amounts funded, as of the agreement date, are not reflected in the balance sheets, since the amounts funded are not under the control and management of the Company.

b.
The net amounts of severance pay expense were $740,000, $620,000 and $200,000 for the years ended December 31, 2011, 2012 and 2013, respectively. Payments of ,$980,000, $600,000  and $190,000 were in respect of the insurance policies that were expensed but not reflected in the balance sheet as described above.

c.
The Company expects to contribute approximately $50,000 in 2014 to insurance companies and pension funds, in respect of its severance pay liabilities expected to be incurred relating to 2014 operations.

d.
The Company does not expect to pay material future benefits to its employees upon their normal retirement age in the years 2014 through 2017 since there are no material obligations not covered by on-going severance deposits.